Shareholder Report, Holdings (Details) - C000204431	Jul. 31, 2024
912797KM8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.80%
28504KAA5 | Electricite de France S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
67113DAS3 | OZLM XXIV Ltd., C2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
14317PAG8 | Carlyle US CLO Ltd., C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BL4587418 | United Airlines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BL4604130 | Air Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
03764QBL5 | Apidos CLO XV, DRR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
29273VAN0 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BL3770544 | Great Outdoors Group, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
251525AP6 | Deutsche Bank A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CMO
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
CLO
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.10%
InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	9.40%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	55.70%
InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	11.90%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	4.90%